Commitments and Contingencies (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Future minimum lease	¥ 1.0	¥ 2.0
Operating lease agreements due	1 year